Federal income tax status	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
EBP, Tax Status [Text Block]
NOTE D - FEDERAL INCOME TAX STATUS
The Company has adopted a
non-standardized
pre-approved
profit-sharing plan document sponsored by Great West Trust Company that has received an opinion letter from the IRS dated June 30, 2020, stating that the form of the pre-approved
plan document was in compliance with the applicable requirements of the Code. Although the Plan has been amended since adopting the pre-approved
plan document, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.